Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Dec. 31, 2016 USD ($)	Sep. 30, 2019 USD ($) extension	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) term	Dec. 31, 2018 USD ($) extension	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Oct. 05, 2017
Summary Of Significant Accounting Policies [Line Items]
Treasury yield term				10 years		10 years
Percentage points used in calculation for additional rent ( as a percent )				6.00%				6.00%
Non-normal tenant improvements	$ 48,400,000			$ 48,400,000		$ 144,700,000	$ 144,700,000	$ 144,700,000	$ 144,700,000	$ 144,700,000
Impairment charges							0				$ 0	$ 0
Number of lease extension options				4					4	4
Goodwill impairment loss							0
Effective tax rate	2.80%	4.50%		3.00%	3.10%			2.60%			2.90%	6.00%
Operating lease right-of-use assets	$ 280,020,000			$ 280,020,000		0	0	$ 0	$ 0	$ 0			$ 279,900,000
Operating lease liabilities	$ 336,452,000			$ 336,452,000		$ 0	$ 0	$ 0	$ 0	$ 0			$ 333,500,000
Master Lease
Summary Of Significant Accounting Policies [Line Items]
Initial lease term ( In years )	10 years			10 years		10 years	10 years	10 years	10 years	10 years				10 years
Additional extension period under Master Lease	5 years			5 years		5 years	5 years	5 years	5 years	5 years
Corporate Services Agreement
Summary Of Significant Accounting Policies [Line Items]
Expenses incurred			$ 900,000				$ 1,900,000				$ 1,600,000
Tenant
Summary Of Significant Accounting Policies [Line Items]
Initial cap of non-normal tenant improvements in the first year				$ 100,000,000			100,000,000
Annual increase in non-normal tenant improvements				$ 75,000,000			75,000,000
Operating Partnership Units to MGP's Class A Shares
Summary Of Significant Accounting Policies [Line Items]
Operating Partnership unit conversion ratio (in units)				0.01				1
MGP Operating Partnership
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 280,020,000			$ 280,020,000		$ 0	0	$ 0	$ 0	$ 0
Operating lease liabilities	336,452,000			336,452,000		0	0	0	0	0
MGP Operating Partnership | Landlord
Summary Of Significant Accounting Policies [Line Items]
Maximum exposure to loss, assets	11,800,000,000			11,800,000,000		9,800,000,000	9,800,000,000	9,800,000,000	9,800,000,000	9,800,000,000
Maximum exposure to loss, liabilities	$ 462,500,000			$ 462,500,000		$ 247,500,000	$ 247,500,000	$ 247,500,000	$ 247,500,000	$ 247,500,000